Schedule of computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities	17,277,831	17,796,765
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities	2,378,378	244,515